Other Debt Securities - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealised Gain	$ 2,711,062,000	$ 672,925,000
Unrealised Loss	266,976	103,302,000
Central Bank Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealised Loss	$ 163,255,000	$ 279,660,000